First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments
March 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 98.4%
	Air Freight & Logistics – 1.5%
21,000	FedEx Corp. (a)	$6,084,540
	Automobiles – 0.9%
75,000	General Motors Co. (a) (b)	3,401,250
	Banks – 6.7%
350,000	Huntington Bancshares, Inc. (a)	4,882,500
76,000	JPMorgan Chase & Co. (a)	15,222,800
17,500	PNC Financial Services Group (The), Inc. (a)	2,828,000
100,000	Truist Financial Corp.	3,898,000
		26,831,300
	Beverages – 3.2%
125,000	Coca-Cola (The) Co.	7,647,500
18,500	Constellation Brands, Inc., Class A	5,027,560
		12,675,060
	Biotechnology – 2.3%
51,000	AbbVie, Inc. (a) (b)	9,287,100
	Broadline Retail – 1.8%
40,500	Amazon.com, Inc. (b) (c)	7,305,390
	Capital Markets – 2.3%
10,000	Goldman Sachs Group (The), Inc. (a)	4,176,900
52,500	Morgan Stanley	4,943,400
		9,120,300
	Chemicals – 2.4%
15,000	Air Products and Chemicals, Inc.	3,634,050
16,500	Sherwin-Williams (The) Co.	5,730,945
		9,364,995
	Communications Equipment – 1.5%
117,500	Cisco Systems, Inc.	5,864,425
	Consumer Staples Distribution & Retail – 1.6%
8,800	Costco Wholesale Corp. (b)	6,447,144
	Diversified Telecommunication Services – 1.3%
125,000	Verizon Communications, Inc.	5,245,000
	Electric Utilities – 2.0%
42,500	American Electric Power Co., Inc.	3,659,250
155,000	PPL Corp.	4,267,150
		7,926,400
	Entertainment – 2.1%
90,000	Cinemark Holdings, Inc. (a) (c)	1,617,300
15,000	Electronic Arts, Inc.	1,990,050
200,000	Lions Gate Entertainment Corp., Class B (a) (c)	1,862,000
19,000	Take-Two Interactive Software, Inc. (c)	2,821,310
		8,290,660
	Financial Services – 0.4%
24,000	PayPal Holdings, Inc. (a) (c)	1,607,760
	Ground Transportation – 1.3%
57,500	Canadian Pacific Kansas City Limited (a)	5,069,775

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies – 1.3%
73,626	Boston Scientific Corp. (a) (b) (c)	$5,042,645
	Health Care Providers & Services – 2.1%
16,800	UnitedHealth Group, Inc.	8,310,960
	Hotels, Restaurants & Leisure – 3.6%
68,000	Carnival Corp. (b) (c)	1,111,120
90,000	Las Vegas Sands Corp.	4,653,000
51,400	Restaurant Brands International, Inc. (a)	4,083,730
31,500	Six Flags Entertainment Corp. (c)	829,080
40,000	Starbucks Corp.	3,655,600
		14,332,530
	Industrial Conglomerates – 1.5%
29,000	Honeywell International, Inc. (a)	5,952,250
	Insurance – 3.8%
31,500	Arthur J. Gallagher & Co. (a)	7,876,260
28,500	Chubb Ltd.	7,385,205
		15,261,465
	Interactive Media & Services – 3.8%
100,000	Alphabet, Inc., Class C (a) (c)	15,226,000
	IT Services – 1.3%
26,500	International Business Machines Corp. (a)	5,060,440
	Life Sciences Tools & Services – 3.6%
29,800	Danaher Corp.	7,441,656
12,000	Thermo Fisher Scientific, Inc.	6,974,520
		14,416,176
	Machinery – 1.7%
18,000	Caterpillar, Inc.	6,595,740
	Metals & Mining – 0.6%
54,000	Freeport-McMoRan, Inc. (b)	2,539,080
	Oil, Gas & Consumable Fuels – 4.6%
33,000	Diamondback Energy, Inc. (b)	6,539,610
50,000	Exxon Mobil Corp. (a)	5,812,000
39,000	Hess Corp. (a)	5,952,960
		18,304,570
	Pharmaceuticals – 3.6%
5,700	Eli Lilly & Co. (b)	4,434,372
76,000	Merck & Co., Inc. (a)	10,028,200
		14,462,572
	Semiconductors & Semiconductor Equipment – 8.9%
6,000	Broadcom, Inc. (b)	7,952,460
119,000	Intel Corp.	5,256,230
35,000	Marvell Technology, Inc. (b)	2,480,800
47,000	Micron Technology, Inc. (b)	5,540,830
15,500	NVIDIA Corp. (b)	14,005,180
		35,235,500
	Software – 12.8%
7,000	Adobe, Inc. (b) (c)	3,532,200

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
101,300	Microsoft Corp. (a) (b)	$42,618,936
8,600	Synopsys, Inc. (a) (b) (c)	4,914,900
		51,066,036
	Specialized REITs – 2.1%
34,000	Crown Castle, Inc.	3,598,220
107,000	Gaming and Leisure Properties, Inc.	4,929,490
		8,527,710
	Technology Hardware, Storage & Peripherals – 7.6%
175,500	Apple, Inc. (a)	30,094,740
	Textiles, Apparel & Luxury Goods – 1.6%
28,000	NIKE, Inc., Class B (b)	2,631,440
80,000	Tapestry, Inc. (b)	3,798,400
		6,429,840
	Tobacco – 1.5%
64,000	Philip Morris International, Inc. (a)	5,863,680
	Wireless Telecommunication Services – 1.1%
26,000	T-Mobile US, Inc.	4,243,720
	Total Common Stocks	391,486,753
	(Cost $262,129,234)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES – 1.1%
	Capital Markets – 1.1%
215,000	Ares Capital Corp. (a)	4,476,300
	(Cost $3,728,891)
	Total Investments – 99.5%	395,963,053
	(Cost $265,858,125)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS – (0.2)%
	Call Options Written – (0.2)%
(125)	AbbVie, Inc.	$(2,276,250)	$190.00	04/19/24	(3,750)
(15)	Adobe, Inc.	(756,900)	560.00	05/17/24	(7,125)
(85)	Amazon.com, Inc.	(1,533,230)	200.00	05/17/24	(24,055)
(160)	Boston Scientific Corp.	(1,095,840)	65.00	05/17/24	(80,000)
(15)	Broadcom, Inc.	(1,988,115)	1,370.00	04/19/24	(35,850)
(170)	Carnival Corp.	(277,780)	20.00	04/19/24	(510)
(20)	Costco Wholesale Corp.	(1,465,260)	745.00	04/19/24	(13,060)
(75)	Diamondback Energy, Inc.	(1,486,275)	197.82	04/19/24	(33,000)
(10)	Eli Lilly & Co.	(777,960)	820.00	04/19/24	(7,000)
(15)	Eli Lilly & Co.	(1,166,940)	850.00	04/19/24	(4,350)
(150)	Freeport-McMoRan, Inc.	(705,300)	49.00	04/19/24	(10,350)
(225)	General Motors Co.	(1,020,375)	43.00	04/19/24	(62,100)
(50)	Marvell Technology, Inc.	(354,400)	80.00	04/19/24	(3,900)
(50)	Marvell Technology, Inc.	(354,400)	85.00	05/17/24	(5,000)
(150)	Micron Technology, Inc.	(1,768,350)	110.00	04/19/24	(137,250)
(220)	Micron Technology, Inc.	(2,593,580)	125.00	04/19/24	(40,260)
(75)	Microsoft Corp.	(3,155,400)	440.00	04/19/24	(11,400)
(125)	NIKE, Inc., Class B	(1,174,750)	110.00	04/19/24	(375)
(50)	NVIDIA Corp.	(4,517,800)	1,100.00	04/19/24	(14,750)

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(125)	S&P 500® Index (d)	$(65,679,375)	$5,375.00	04/19/24	$(193,750)
(225)	S&P 500® Index (d)	(118,222,875)	5,400.00	04/19/24	(177,075)
(20)	Synopsys, Inc.	(1,143,000)	610.00	04/19/24	(7,940)
(200)	Tapestry, Inc.	(949,600)	50.00	04/19/24	(8,000)
	Total Written Options				(880,850)
	(Premiums received $717,038)

Net Other Assets and Liabilities – 0.7%	2,908,868
Net Assets – 100.0%	$397,991,071

(a)	All or a portion of these securities are pledged to cover index call options written. At March 31, 2024, the segregated value of these securities amounts to $194,521,002.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	Non-income producing security.
(d)
Call options on securities indices were written on a portion of the common stock positions that were not used to cover call options written on individual equity securities held in the Fund’s portfolio.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

ASSETS TABLE
	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$391,486,753	$391,486,753	$—	$—
Common Stocks - Business Development Companies*	4,476,300	4,476,300	—	—
Total Investments	$395,963,053	$395,963,053	$—	$—

LIABILITIES TABLE
	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(880,850)	$(880,850)	$—	$—

*	See Portfolio of Investments for industry breakout.